UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Orchard Hill Capital Management LP
Address: 152 West 57th Street, 41st Floor
         New York, New York  10019

13F File Number:  028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mitchell Vogel
Title:     Chief Financial Officer
Phone:     212-521-1156

Signature, Place, and Date of Signing:

 /s/   Mitchell Vogel     New York, New York     February 14, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    26

Form 13F Information Table Value Total:    $849,557 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLIANCE DATA SYSTEMS CORP     NOTE 1.750% 8/0  018581AD0  248807 135282000 PRN      SOLE                135282000        0        0
BEAZER HOMES USA INC           UNIT 99/99/9999  07556Q709    1710     60000 SH       SOLE                    60000        0        0
BOTTOMLINE TECH DEL INC        NOTE 1.500%12/0  101388AA4     557    500000 PRN      SOLE                   500000        0        0
CMS ENERGY CORP                NOTE 5.500% 6/1  125896BD1  116064  65383000 PRN      SOLE                 65383000        0        0
COBALT INTL ENERGY INC         NOTE 2.625%12/0  19075FAA4   10107  10000000 PRN      SOLE                 10000000        0        0
EXELIXIS INC                   NOTE 4.250% 8/1  30161QAC8    1467   1500000 PRN      SOLE                  1500000        0        0
FEI CO                         NOTE 2.875% 6/0  30241LAF6   43647  23080000 PRN      SOLE                 23080000        0        0
GENESEE & WYO INC              UNIT 10/01/2015  371559204    2242     20000 SH       SOLE                    20000        0        0
GILEAD SCIENCES INC            NOTE 0.625% 5/0  375558AH6   15371   7989000 PRN      SOLE                  7989000        0        0
GT ADVANCED TECHNOLOGIES INC   NOTE 3.000%10/0  36191UAA4    1083   1500000 PRN      SOLE                  1500000        0        0
IMMUNOGEN INC                  COM              45253H101     452     35488 SH       SOLE                    35488        0        0
ISTAR FINL INC                 NOTE 3.000%11/1  45031UBR1    2555   2500000 PRN      SOLE                  2500000        0        0
M & T BK CORP                  *W EXP 12/23/201 55261F112     235      8700 SH       SOLE                     8700        0        0
MERITAGE HOMES CORP            NOTE 1.875% 9/1  59001AAR3    3526   3500000 PRN      SOLE                  3500000        0        0
NATIONAL RETAIL PPTYS INC      NOTE 5.125% 6/1  637417AC0    6117   4987000 PRN      SOLE                  4987000        0        0
SBA COMMUNICATIONS CORP        NOTE 1.875% 5/0  78388JAN6  159225  93261000 PRN      SOLE                 93261000        0        0
SBA COMMUNICATIONS CORP        NOTE 4.000%10/0  78388JAM8  164902  69514000 PRN      SOLE                 69514000        0        0
STANDARD PAC CORP NEW          NOTE 1.250% 8/0  85375CBC4    1759   1500000 PRN      SOLE                  1500000        0        0
STILLWATER MNG CO              NOTE 1.750%10/1  86074QAL6    2930   2500000 PRN      SOLE                  2500000        0        0
TERADYNE INC                   NOTE 4.500% 3/1  880770AE2   17126   5515000 PRN      SOLE                  5515000        0        0
TRANSOCEAN LTD                 REG SHS          H8817H100     128      2869 SH       SOLE                     2869        0        0
TRANSOCEAN LTD                 REG SHS          H8817H100   15158    339400 SH  PUT  SOLE                   339400        0        0
US AIRWAYS GROUP INC           NOTE 7.250% 5/1  911905AC1    6024   2000000 PRN      SOLE                  2000000        0        0
VOLCANO CORPORATION            NOTE 1.750%12/0  928645AB6     506    500000 PRN      SOLE                   500000        0        0
WESCO INTL INC                 DBCV 6.000% 9/1  95082PAH8   11147   4500000 PRN      SOLE                  4500000        0        0
WESTERN REFNG INC              NOTE 5.750% 6/1  959319AC8   16712   5714000 PRN      SOLE                  5714000        0        0